Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated July 31, 2019 to the prospectus dated April 1, 2019, as revised July 31, 2019, for Lord Abbett Ultra Short Bond Fund, a series of Lord Abbett Investment Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. (0000930413-19-002140).